SUBSEQUENT EVENT (Details Narrative) - CAD ($)	1 Months Ended	9 Months Ended
	Nov. 14, 2023	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued		8,000,000
Number of shares issuing		$ 9,069,186
Non adjustment Events [Member]
IfrsStatementLineItems [Line Items]
Offering price	$ 0.55
Exercise price	$ 0.61
Public Offering [Member] | Non adjustment Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,400,000
Number of shares issuing	$ 3,520,000
One Warrant [Member] | Non adjustment Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,800,000
Prefunded Warrant [Member] | Non adjustment Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,600,000